Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 5 — PROPERTY AND EQUIPMENT

The components of property and equipment are as follows (in thousands of Korean Won):

	June 30, 2018		December 31, 2017
Office equipment	￦	219,980	￦	219,980
Fixtures and furniture		48,520		48,520
Other		285,113		285,113
Total, at cost		553,613		553,613
Less: Accumulated depreciation		(501,687)		(493,805)
Total, net	￦	51,926	￦	59,808

Depreciation expense amounted to ￦7,882 thousand and ￦8,761 thousand for the six month period ended June 30, 2018 and 2017, respectively.

NOTE 5 — PROPERTY AND EQUIPMENT

The components of property and equipment are as follows (in thousands of Korean Won):

	December 31, 2017		December 31, 2016
Office equipment	￦	219,980	￦	208,356
Fixtures and furniture		48,520		8,720
Other		285,113		285,113
Total, at cost		553,613		502,189
Less: Accumulated depreciation		(493,805)		(477,202)
Total, net	￦	59,808	￦	24,987

Depreciation expense amounted to ￦16,603 thousand and ￦10,330 thousand for the years ended December 31, 2017 and 2016, respectively.